Idle Media, Inc.

March 30, 2011

Andrew D. Mew

United States

Securities and Exchange Commission

100 F. Street, N.W.

Washington, D.C. 20549

RE:           Idle Media, Inc.

Item 4.02 Form 8-K

Filed February 28, 2011

File No. 333-156069

Dear Mr. Mew,

This correspondence is in response to your letter dated March 2, 2011 in reference to our filing of the Item 4.02 Form 8-K filed February 28, 2011.

Item 4.02 Form 8-K filed February 28, 2011

1.	We note that you intend to file restated financial statements. Please tell us and disclose when you will file them.

Response: We intend to file an amended Form 10-K with restated financial statements for the fiscal years ended September 30, 2010 and 2009 and amended Form 10-Q with restated financial statements for the fiscal quarters December 31, 2010 and June 30, 2010 before the end of April 2011 or as soon as practicable to correct the errors once identified.

2.
Your disclosure does not provide any qualitative or quantitative insight into the significance of your misstatements. Please amend you filing to disclose, at least, the amount(s) of the error or an estimated range of the amount(s) you have discovered to date with the accounts affected in your determination that your previously filed financial statements should no longer be relied upon.

Response: We amended our filing to disclose the following:

To date, the Registrant has identified the following errors in the course of this review, but continues to examine other accounting issues that may or may not require further accounting adjustments.

•	For the year ended September 30, 2009, the Registrant’s revenue may be understated by approximately $213,000.
•	For the year ended September 30, 2009, the Registrant’s expenses may be understated by approximately $16,000.
•	For the year ended September 30 2010, the Registrant’s revenue may be understated by approximately $258,000.
•	For the year ended September 30, 2010, the Registrant’s expenses may be understated by approximately $16,000.

The effects on certain reported periods are quantitatively significant, and the impact of the individual errors will be disclosed in more detail in the Registrant’s restated financial statements.

3.
When you file the amendments to your financial statements please describe the effect of the restatements on your officers’ conclusions regarding the effectiveness of 1) your disclosure controls and procedures (“DCP”), and 2) your internal controls over financial reporting (“ICFR”). See Items 307 and 308 of Regulation S-K. Also, disclose the effect of the restatement on your DCP and ICFR in the amended Item 4.02 of Form 8-K.

Response: When we file the amendments to our financial statements we intend to describe the effect of the restatements on our officers’ conclusions regarding the effectiveness of our disclosure controls and procedures and our internal controls over financial reporting. Additionally, in our amended Form 8-K we disclosed that the Registrant’s management has been assessing the effectiveness of the Registrant’s internal controls over financial reporting and disclosure controls.  Based on this assessment, the Registrant expects to report a material weakness in the Registrant’s internal controls over financial reporting, and, therefore, conclude that internal controls over financial reporting as of December 31, 2010 are not effective. Although the assessment is not yet complete, management expects to recommend to the board of directors certain remedial actions that include a thorough review of the accounting department, to ensure that the areas of responsibilities are properly matched to the staff competencies and that the lines of communication and processes are as effective as possible and a thorough review of the processes and procedures used in the Registrant’s accounting.

In connection with the response to your comments, Idle Media, Inc. (the “Company”) acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in filings;

•	staff Comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We believe that our response addresses all of your concerns.  If you have any additional questions, please do not hesitate to contact the undersigned at 484-671-2241 or our counsel at 619-704-1310.

Sincerely,

/s/Marcus Frasier
Marcus Frasier, President

Cc:           Donald J. Stoecklein, Esq.
Stoecklein Law Group